Basic and Diluted Net Loss Per Share - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
FREYR AS
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dividend declared or paid	$ 0	$ 0	$ 0	$ 0